Intangibles (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of non-current assets - intangibles
Non-current
assets

	Consolidated
		2022
	2023 A$’000	restated A$’000

Licensing agreement - Paxalisib	16,408	16,408
Less: Accumulated amortisation	(7,251)	(6,166)

	9,157	10,242

Licensing agreement - EVT-801	9,813	9,813
Less: Accumulated amortisation	(1,701)	(916)

	8,112	8,897

	17,269	19,139

Summary of reconciliations of intangibles

	EVT801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000

Balance at 1 July 2021 as restated	9,682	11,326	21,008
Amortisation expense	(785)	(1,084)	(1,869)

Balance at 30 June 2022 restated	8,897	10,242	19,139

Amortisation expense	(785)	(1,085)	(1,870)

Balance at 30 June 2023	8,112	9,157	17,269